Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2025	Feb. 28, 2025	Nov. 30, 2024	Sep. 09, 2024	May 31, 2024	Nov. 30, 2023	May 31, 2023	Nov. 30, 2022	May 31, 2022	Nov. 30, 2021	Jun. 28, 2021
C000228450 [Member]
Account Value [Line Items]
Accumulated Value	$ 12,750		$ 13,313		$ 11,458	$ 10,229	$ 9,213	$ 8,729	$ 9,045	$ 10,395	$ 10,000
C000252239 [Member]
Account Value [Line Items]
Accumulated Value	11,456	$ 10,747	10,000	$ 10,000
Solactive GBS United States 1000 Index - ($13,857) [Member]
Account Value [Line Items]
Accumulated Value	13,857		14,147		$ 12,237	$ 10,562	$ 9,593	$ 9,339	$ 9,402	$ 10,570	$ 10,000
Solactive GBS Global Markets All Cap USD Index - NAV ($10,996) [Member]
Account Value [Line Items]
Accumulated Value	$ 10,996	$ 10,693	$ 10,733	$ 10,000